Investments - Net Investment Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income [Line Items]
Gross investment income	$ 0.7	$ 0.2	$ 1.1	$ 1.3
Investment expense	0.1	0.0	0.1	0.0
Net investment income	0.6	0.2	1.0	1.3	$ 1.5	$ 3.4	$ 1.3
Interest on cash and cash equivalents
Net Investment Income [Line Items]
Net investment income	0.1	0.1	0.4	0.9	1.0	2.8	1.0
Fixed maturities
Net Investment Income [Line Items]
Net investment income	0.6	0.1	0.7	0.1	0.1	0.1	0.1
Short-term investments
Net Investment Income [Line Items]
Net investment income	$ 0.0	$ 0.0	$ 0.0	$ 0.3	$ 0.4	$ 0.5	$ 0.2